Intangible Assets - Details Of Intangible Assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 849,114	$ 673,793	₩ 785,386	₩ 792,077	₩ 844,110
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	2,447,551		2,225,702
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,561,571)		(1,403,415)
Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(36,866)		(36,901)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	397,527		345,449	334,290	350,682
Goodwill | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	397,527		345,449
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Industrial property rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	643		723	709	692
Industrial property rights | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	2,219		2,057
Industrial property rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,576)		(1,334)
Industrial property rights | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	212,627		207,708	208,873	225,193
Development costs | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	754,031		661,959
Development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(541,404)		(454,251)
Development costs | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	192,373		193,182	205,445	234,147
Other intangible assets | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	1,244,516		1,174,565
Other intangible assets | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(1,018,591)		(947,830)
Other intangible assets | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(33,552)		(33,553)
Membership deposit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	42,917		37,607	36,091	29,330
Membership deposit | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	46,231		40,955
Membership deposit | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Membership deposit | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	(3,314)		(3,348)
Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	3,027		717	₩ 6,669	₩ 4,066
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	3,027		717
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	0		0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net carrying value	₩ 0		₩ 0